Employee Benefits - Liabilities for Employee Benefits (Detail) $ in Millions, $ in Millions	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Disclosure of defined benefit plans [line items]
Total Employee Benefits	$ 365	$ 7,253	$ 6,347
Pension and retirement plans [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation		7,679	7,193
Defined benefit obligation funds at fair value		(2,788)	(2,678)
Net defined benefit liability		4,891	4,515
Seniority premiums [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation		1,763	1,237
Defined benefit obligation funds at fair value		(137)	(127)
Net defined benefit liability		1,626	1,110
Post retirement medical services [member]
Disclosure of defined benefit plans [line items]
Defined benefit obligation		812	797
Defined benefit obligation funds at fair value		(76)	(75)
Net defined benefit liability		$ 736	$ 722